Inventory - Summary of Inventory (Detail) - CAD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Inventories [abstract]
Dore	$ 467	$ 955
Goods in transit	0	376
Work-in-process	130	662
Concentrate	0	595
Stockpile	53	118
Supplies	838	793
Inventory	$ 1,488	$ 3,499